Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 07, 2013
Entity Registrant Name	AVALON HOLDINGS CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Public Float		$ 12,404,500
Amendment Flag	false
Entity Central Index Key	0001061069
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Common Class A [Member]
Entity Common Stock, Shares Outstanding		3,191,100
Common Class B [Member]
Entity Common Stock, Shares Outstanding		612,231

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 7,888	$ 7,324
Accounts receivable, less allowance for doubtful accounts of $166 in 2012 and $168 in 2011	9,244	12,885
Prepaid expenses	287	281
Refundable income taxes	9	2
Other current assets	758	717
Total current assets	18,186	21,209
Property and equipment,	25,177	26,079
Leased property under capital leases, net	6,680	5,984
Noncurrent deferred tax asset	8	8
Other assets, net	104	87
Total assets	50,155	53,367
Current Liabilities:
Current portion of obligations under capital leases	2	1
Accounts payable	6,677	9,643
Accrued payroll and other compensation	486	755
Accrued income taxes	2	20
Other accrued taxes	303	260
Deferred revenues	2,180	2,105
Other liabilities and accrued expenses	424	406
Total current liabilities	10,074	13,190
Obligations under capital leases	224	227
Total shareholders’ equity	39,857	39,950
Common Class A [Member]
Current Liabilities:
Common Stock	32	32
Common Class B [Member]
Current Liabilities:
Common Stock	6	6
Paid-in capital	58,646	58,413
Accumulated deficit	(18,827)	(18,501)
Total shareholders’ equity	39,857	39,950
Total liabilities and shareholders’ equity	$ 50,155	$ 53,367

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts (in Dollars)	$ 166	$ 168
Common Class A [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	10,500,000	10,500,000
Common Stock, shares issued	3,191,100	3,191,038
Common Stock, shares outstanding	3,191,100	3,191,038
Common Class B [Member]
Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized	1,000,000	1,000,000
Common Stock, shares issued	612,231	612,293
Common Stock, shares outstanding	612,231	612,293

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net operating revenues	$ 48,891	$ 53,986
Costs of operations	40,321	44,979
Depreciation and amortization	1,635	1,663
Selling, general and administration expenses	7,436	7,266
Operating (loss) income	(501)	78
Interest expense	(13)	(14)
Interest income	2	5
Other income, net	257	796
(Loss) income before income taxes	(255)	865
Provision for income taxes	71	89
Net (loss) income	$ (326)	$ 776
Net (loss) income per share –basic (in Dollars per share)	$ (0.09)	$ 0.2
Net (loss) income per share –diluted (in Dollars per share)	$ (0.09)	$ 0.2
Weighted average shares outstanding - basic (in Shares)	3,803,331	3,803,331
Weighted average shares outstanding - diluted (in Shares)	3,803,000	3,852,000
With Effect of Antidilutive Securities [Member]
Weighted average shares outstanding - diluted (in Shares)	3,803,000	3,852,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income	$ (326)	$ 776
Depreciation	1,635	1,662
Amortization		1
Compensation costs – stock options	233	197
Provision for losses on accounts receivable	50	27
Gain from disposal of property and equipment	(7)	(108)
Accounts receivable	3,591	(4,710)
Prepaid expenses	(6)	60
Refundable income taxes	(7)	12
Other current assets	(41)	(117)
Other assets, net	(17)	(60)
Accounts payable	(2,966)	4,470
Accrued payroll and other compensation	(269)	372
Accrued income taxes	(18)	20
Other accrued taxes	43	(9)
Deferred revenues	75	117
Other liabilities and accrued expenses	18	88
Net cash provided by operating activities	1,988	2,798
Capital expenditures	(1,465)	(1,414)
Proceeds from disposal of property and equipment	43	376
Net cash used in investing activities	(1,422)	(1,038)
Principal payments on capital lease obligations	(2)	(1)
Net cash used in financing activities	(2)	(1)
Increase in cash and cash equivalents	564	1,759
Cash and cash equivalents at beginning of year	7,324	5,565
Cash and cash equivalents at end of year	7,888	7,324
Cash paid during the year for interest expense	13	14
Cash received during the year as interest income	$ 2	$ 5

Consolidated Statements of Shareholders’ Equity (USD $) In Thousands	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, amount at Dec. 31, 2010	$ 32	$ 6	$ 58,216	$ (19,277)	$ 38,977
Balance, share (in Shares) at Dec. 31, 2010	3,191	612
Stock options – Compensation costs			197		197
Net income (loss)				776	776
Balance, amount at Dec. 31, 2011	32	6	58,413	(18,501)	39,950
Balance, share (in Shares) at Dec. 31, 2011	3,191	612
Stock options – Compensation costs			233		233
Net income (loss)				(326)	(326)
Balance, amount at Dec. 31, 2012	$ 32	$ 6	$ 58,646	$ (18,827)	$ 39,857
Balance, share (in Shares) at Dec. 31, 2012	3,191	612

Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
Note 1.  Description of the Business

Avalon Holdings Corporation (“Avalon”) was formed on April 30, 1998 as a subsidiary of American Waste Services, Inc. (“AWS”).   On June 17, 1998, AWS distributed, as a special dividend, all of the outstanding shares of capital stock of Avalon to the holders of AWS common stock on a pro rata and corresponding basis.

Avalon provides waste management services to industrial, commercial, municipal and governmental customers in selected northeastern and midwestern U.S. markets and manages a captive landfill for an industrial customer.  In addition, Avalon owns the Avalon Golf and Country Club, which has golf courses and clubhouses at each of its three facilities. The Squaw Creek and Sharon facilities each have a swimming pool, a fitness center and dining and banquet facilities.  The Squaw Creek facility also has tennis courts, while the Sharon facility offers spa services. Avalon also owns and operates a travel agency.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Note 2.  Summary of Significant Accounting Policies

The significant accounting policies of Avalon, which are summarized below, are consistent with accounting principles generally accepted in the United States and reflect practices appropriate to the businesses in which they operate.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Actual results could differ from those estimates. Certain prior year amounts have been reclassified to be consistent with the 2012 presentation.

Subsequent Events

Avalon evaluated subsequent events for potential recognition and disclosure through the date the financial statements were issued.

Principles of consolidation

The consolidated financial statements include the accounts of Avalon and its wholly owned subsidiaries.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and cash equivalents

Cash and cash equivalents include money market instruments that are stated at cost, which approximate market value.  Investments with original maturities of three months or less from date of purchase are considered to be cash equivalents for purposes of the Consolidated Statements of Cash Flows and Consolidated Balance Sheets.  Such investments are not insured by the Federal Deposit Insurance Corporation.  The balance of cash and cash equivalents was $7.9 million and $7.3 million at December 31, 2012 and 2011, respectively.

Avalon maintains its cash balances in various financial institutions.  These balances may, at times, exceed federal insured limits.  Avalon has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk relating to its cash and cash equivalents.

Financial instruments

The fair value of financial instruments consisting of cash, cash equivalents, accounts receivable, and accounts payable at December 31, 2012 and 2011 approximates carrying value due to the relative short maturity of these financial instruments.

Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset which varies from 0 to 30 years for land improvements; 5 to 50 years in the case of buildings and improvements; and from 3 to 10 years for machinery and equipment, vehicles and office furniture and equipment (See Note 5).

Major additions and improvements are charged to the property and equipment accounts while replacements, maintenance and repairs, which do not improve or extend the life of the respective asset, are expensed currently.  The cost of assets retired or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts in the year of disposal.  Gains or losses resulting from disposals of property and equipment are credited or charged to operations currently.  Interest costs, if any, would be capitalized on significant construction projects.

Income taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and to operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against net deferred tax assets when management believes it is more likely than not that such deferred tax assets will not be realized. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.

Revenue recognition

Avalon recognizes revenue for waste management services as services are performed.  Revenues for the golf operations are recognized as services are provided with the exception of membership dues which are recognized proportionately over twelve months based upon each member’s anniversary date.  The deferred revenues relating to membership dues at December 31, 2012 and December 31, 2011 were $2.2 million and $2.1 million, respectively.

Accounts Receivable

The majority of Avalon’s accounts receivable is due from industrial and commercial customers.  Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required.  Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. Customer accounts that are outstanding longer than the contractual payment terms are considered past due.  Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due,  Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole.  Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts, or to income, as appropriate under the circumstances.

Leases

Avalon applies the accounting rules for leases to categorize leases at their inception as either operating or capital leases depending on certain defined criteria.  Leasehold improvements are capitalized at cost and are amortized over the lesser of their expected useful life or the life of the lease (See Notes 3, 5 and 11).

Stock-Based compensation

Avalon recognizes share-based compensation expense related to stock options issued to employees and directors. Avalon estimates the fair value of the stock options granted using a Monte Carlo simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six minimum considerations;  1) the exercise price of the option, 2) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the expected term of the option, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rate(s) for the expected term of the option.

The expected term, or time until the option is exercised, is typically based on historical exercising behavior of previous option holders of a company’s stock. Due to the fact that the first options granted were in 2010 and 2011, and as such,  no historical exercising behavior available, we estimated the expected term of each award to be half the maximum term.

Avalon amortizes the fair value of the stock options over the expected term or requisite service period. If accelerated vesting occurs based on the market performance of Avalon’s common stock, the compensation costs related to the vested stock options that have not previously been amortized are recognized upon vesting.

Asset impairments

Avalon reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  If indicators of impairment exist, Avalon would determine whether the estimated undiscounted sum of the future cash flows of such assets and their eventual disposition is less than its carrying amount.  If less, an impairment loss would be recognized if, and to the extent that the carrying amount of such assets exceeds their respective fair value.  Avalon would determine the fair value by using quoted market prices, if available, for such assets; or if quoted market prices are not available, Avalon would discount the expected estimated future cash flows. Avalon does not believe there was a triggering event in 2012 or 2011 as the golf operations’ future cash flows have not changed significantly and asset values have remained relatively stable.

Environmental liabilities

When Avalon concludes that it is probable that a liability has been incurred with respect to a site, a provision is made in Avalon’s financial statements for Avalon’s best estimate of the liability based on management’s judgment and experience, information available from regulatory agencies, and the number, financial resources and relative degree of responsibility of other potentially responsible parties who are jointly and severally liable for remediation of that site, as well as, the typical allocation of costs among such parties.  If a range of possible outcomes is estimated and no amount within the range appears to be a better estimate than any other, Avalon provides for the minimum amount within the range, in accordance with generally accepted accounting principles.  The liability is recognized on an undiscounted basis.  Avalon’s estimates are revised, as deemed necessary, as additional information becomes known.  Although Avalon is not currently aware of any environmental liability, there can be no assurance that in the future an environmental liability will not occur.

Basic and dilutive net income (loss) per share

For the years ended December 31, 2012 and 2011, Avalon had 3,803,331weighted averages shares outstanding which were used to calculate basic net income (loss) per share. Avalon had potentially weighted average dilutive shares of 254,779 and 48,618 in 2012 and 2011, respectively. For the year ended December 31, 2012, the potentially weighted average dilutive shares were not included in the calculation, because to do so would have been anti-dilutive for the period. The earnings per share calculation for the years ended December 31, 2012 and 2011 is as follows (in thousands, except per share amounts):

	2012	2011
Net (loss) income	$(326)	$776
Shares used in computing basic (loss) income per share	3,803	3,803
Potentially dilutive shares from stock options	—	49
Shares used in computing dilutive (loss) income per share	3,803	3,852
Net (loss) income per share –basic	$(0.09)	$.20
Net (loss) income per share –dilutive	$(0.09)	$.20

Note 3 - Capital Leased Assets	12 Months Ended
Dec. 31, 2012
Debt and Capital Leases Disclosures [Text Block]
Note 3.  Capital Leased Assets

On November 1, 2003, Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities.  The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon.  Under the lease, Avalon is obligated to pay $15,000 in annual rent and make leasehold improvements of $150,000 per year.  Amounts expended by Avalon for leasehold improvements during a given year in excess of $150,000 will be carried forward and applied to future leasehold improvement obligations.  Based upon the amount of leasehold improvements already made and leasehold improvements anticipated to be made in the future, Avalon expects to exercise all its renewal options.

Note 4 - Credit Facility	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
Note 4. Credit Facility

On March 21, 2008, Avalon entered into a $3.5 million unsecured line of credit agreement with The Huntington National Bank. Avalon has never borrowed monies under the line of credit. On April 26, 2011, the line of credit was reduced to $1 million. Interest on borrowings accrues at LIBOR plus 1.75%. The agreement provides for a minimum interest rate of 3.25%. The line of credit contains certain financial and other covenants, customary representations, warranties and events of defaults. Avalon was in compliance with the debt covenants at December 31, 2012. The line of credit is renewed annually. At December 31, 2012 and December 31, 2011, there were no borrowings under the line of credit.

Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 5.  Property and Equipment

Property and equipment at December 31, 2012 and 2011 consists of the following (in thousands):

	2012	2011
Land and land improvements	$11,814	$11,806
Buildings and improvements	19,501	19,456
Machinery and equipment	3,023	2,924
Vehicles	311	268
Office furniture and equipment	3,052	2,946
	37,701	37,400
Less: accumulated depreciation and amortization	(12,524)	(11,321)
Property and equipment, net	$25,177	$26,079

Leased property under capital leases at December 31, 2012 and 2011 consists of the following (in thousands):

	2012	2011
Leased property under capital leases	$9,585	$8,523
Less: accumulated amortization	(2,905)	(2,539)
Leased property under capital leases, net	$6,680	$5,984

Note 6 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note 6.  Income Taxes

Income (loss) before income taxes for each of the two years in the period ended December 31, 2012 was subject to taxation under United States jurisdictions only. The provision for income taxes consists of the following (in thousands):

	2012	2011
Current:
Federal	$(2)	$(2)
State	73	91
	71	89
Deferred:
Federal	—	—
State	—	—
	$71	$89

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets (liabilities) at December 31, 2012 and 2011 are as follows (in thousands):

	2012	2011
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$62	$62
Reserves not deductible until paid	193	115
Net operating loss carryforwards
Federal	2,030	2,001
State	527	441
Federal Tax Credit	249	214
Capital loss carryforward	10	10
Other	5	8
Gross deferred tax assets	3,076	2,851
Less valuation allowance	(996)	(808)
Deferred tax assets net of valuation allowance	$2,080	$2,043
Deferred tax liabilities:
Property and equipment	$(2,072)	$(2,035)
Other	—	—
Gross deferred tax liabilities	$(2,072)	$(2,035)
Net deferred tax asset	$8	$8

The $2,072,000 of deferred tax liabilities will reverse in the same period and jurisdiction and is of the same character as the temporary differences giving rise to the $2,080,000 of deferred tax assets. Avalon has not provided a valuation allowance on the amount of deferred tax assets that it estimates will be utilized as a result of these reviews. If future taxable income is less than the amount that has been assumed in assessing the recoverability of the deferred tax assets, then an increase in the valuation allowance will be required, with a corresponding increase to income tax expense. Likewise, should Avalon ascertain in the future that it is more likely than not that deferred tax assets will be realized in excess of the net deferred tax assets, all or a portion of the $996,000 valuation allowance as of December 31, 2012, would be reversed as a benefit to the provision for income taxes in the period such determination was made.

The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal income tax rate to income (loss) before income taxes as a result of the following differences (in thousands):

	2012	2011
Income (loss) before income taxes	$(255)	$865
Federal statutory tax rate	35%	35%
	(89)	303

State income taxes, net of federal income tax benefits	48	59
Change in valuation allowance	188	(97)
Capital loss carryforward	—	(10)
Increase in available federal tax credit	(35)	(75)
Other nondeductible expenses	46	12
Increase in net operating loss carryforward: state	(86)	(87)
federal	1	(1)
Other, net	(2)	(15)
	$71	$89

Avalon is subject to income taxes in the U.S. federal and various states jurisdictions.  With few exceptions, Avalon is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for the years before 2009. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.  There were no accruals for the payment of interest and penalties for 2012 and 2011.

Avalon made net income tax payments of $94,000 and $70,000 in 2012 and 2011, respectively. At December 31, 2012, Avalon has taxable loss carryforwards for federal income tax purposes aggregating approximately $5,970,000 which are available to offset future federal taxable income.  These carryforwards expire in 2021 through 2032. Avalon has a capital loss carryforward for federal tax purposes of approximately $29,000 which is available to offset future federal capital gain income. This carryforward expires in 2016.  In addition, at December 31, 2012, certain subsidiaries of Avalon have net operating loss carryforwards for state purposes which are available to offset future state taxable income. These carryforwards expire at various dates through 2033.  A valuation allowance has been provided because it is more likely than not that the deferred tax assets relating to certain of the federal and state loss carryforwards will not be realized.

Note 7 - Retirement Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note 7.  Retirement Benefits

Avalon sponsors a defined contribution profit sharing plan that is a qualified tax deferred benefit plan under Section 401(k) of the Internal Revenue Code (the “Plan”).  Substantially all employees are eligible to participate in the Plan.  The Plan provides for employer discretionary cash contributions as determined by Avalon’s Board of Directors.  Discretionary contributions vest on a graduated basis and become 100% vested after five years of service.  Plan participants may also contribute a portion of their annual compensation to the Plan, subject to maximums imposed by the Internal Revenue Code and related regulations.  The Board decided not to make a discretionary employer contribution for 2012 or 2011.

Note 8 - Long-term Incentive Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 8.  Long-term Incentive Plan

On August 12, 2009, the Board of Directors of Avalon approved the renewal of the expired 1998 Long-term Incentive Plan which provides for the granting of options which are intended to be non-qualified stock options (“NQSO’s”) for federal income tax purposes except for those options designated as incentive stock options (“ISO’s”) which qualify under Section 422 of the Internal Revenue Code. The name of the plan was changed to the 2009 Long-term Incentive Plan (“the Option Plan”) to reflect the year of approval. On October 6, 2009, at a Special Meeting of Shareholders, the shareholders approved the Option Plan. Avalon has reserved 1,300,000 shares of Class A Common Stock for issuance to employees and non-employee directors. NQSO’s may be granted with an exercise price which is not less than 100% of the fair market value of the Class A Common Stock on the date of grant.  Options designated as ISO’s shall not be less than 110% of fair market value for employees who are ten percent shareholders and not less than 100% of fair market value for other employees.  The Board of Directors may, from time to time in its discretion, grant options to one or more outside directors, subject to such terms and conditions as the Board of Directors may determine, provided that such terms and conditions are not inconsistent with other applicable provisions of the Option Plan.  Options shall have a term of no longer than ten years from the date of grant; except that for an option designated as an ISO which is granted to a ten percent shareholder, the option shall have a term no longer than five years.

No option shall be exercisable prior to one year after its grant, unless otherwise provided by the Option Committee of the Board of Directors (but in no event before 6 months after its grant), and thereafter options shall become exercisable in installments, if any, as provided by the Option Committee.  Options must be exercised for full shares of common stock.  To the extent that options are not exercised when they become initially exercisable, they shall be carried forward and be exercisable until the expiration of the term of such options. No option may be exercised by an optionee after his or her termination of employment for any reason with Avalon or an affiliate, except in certain situations provided by the Option Plan.

The purpose of the Avalon Holdings Corporation 2009 Long-term Incentive Plan (the “Plan”) is (a) to improve individual employee performance by providing long-term incentives and rewards to employees of Avalon, (b) to assist Avalon in attracting, retaining and motivating employees and non-employee directors with experience and ability, and (c) to associate the interests of such employees and directors with those of the Avalon shareholders. Under the Plan, 1,300,000 shares have been reserved for the issuance of stock options. During the first quarter of 2010, 980,000 stock options were granted under the Plan. Of these options granted, 450,000 were forfeited in February 2011 and 50,000 cancelled in March 2011. In March 2011, 280,000 stock options were granted under the Plan. The stock options vest ratably over a five year period and have a contractual term of ten years from the date of grant. At the end of each contractual vesting period, the share price of the Avalon common stock, traded on a public stock exchange (NYSE Amex), must reach a predetermined price within three years following such contractual vesting period before the stock options are exercisable (See table below). If the Avalon common stock price does not reach the predetermined price, the stock options will either be cancelled or the period will be extended at the discretion of the Board of Directors.

Compensation costs were approximately $233,000 and $197,000 for the years ended December 31, 2012 and December 31, 2011, respectively, based upon the estimated fair value calculation. The deferred tax benefit recorded was offset by an increase to the valuation allowance. As of December 31, 2012, there was approximately $.3 million of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3.0 years.

The Monte Carlo Simulation was selected to determine the fair value because it incorporates six minimum considerations;  1) the exercise price of the option, 2) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the expected term of the option, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rate(s) for the expected term of the option.

The expected term, or time until the option is exercised, is typically based on historical exercising behavior of previous option holders of a company’s stock. Due to the fact that the first options granted were in 2010 and 2011 and as such, no historical exercising behavior available, we estimated the expected term of each award to be half the maximum term. Because of the nature of the vesting as described above, the options were separated into five blocks, with each block having its own vesting period and expected term. Assuming the vesting occurs ratably over the vesting period for each option block, the average vesting term (requisite service period) for each option block was calculated to be 2.54, 3.54, 4.54, 5.54 and 6.54 years for option blocks 1 through 5, respectively. As such, the expected terms were calculated to be 6.27, 6.77, 7.27, 7.77 and 8.27 years, for option blocks 1 through 5, respectively.

The current fair value of the underlying equity was determined to be equal to Avalon’s publicly traded stock price as of the grant dates times the sum of the Class A and Class B common shares outstanding.

The expected volatility was based on the observed volatility of Avalon common stock for a five year period prior to the grant dates. The expected volatility that was used ranged from 60.9% to 61.7% with a weighted average expected volatility of 61.2%. There were no expected dividends and the risk-free interest rate(s), which ranged from 2.06% to 2.28%, were based on yield data for U. S. Treasury securities over a period consistent with the expected term. The following table is a summary of the stock option activity during 2012 and 2011:

	Number of Options Granted	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date
Outstanding – January 1, 2011	980,000	$2.52	$1,04
Granted in 2011	280,000	2.89	1.20
Options cancelled	(50,000)	3.35	1.42
Forfeited (a)	(450,000)	2.48	1.02
Outstanding – December 31, 2011	760,000	$2.63	$1.09
Granted in 2012	—	—	—
Outstanding – December 31, 2012	760,000	$2.63	$1.09
Options Vested	248,000
Exercisable – December 31, 2012	248,000

(a) 450,000 stock options were forfeited in 2011 due to the resignation of Mr. Steven Berry, Chief Executive Officer, effective February 15, 2011.

The stock options vest and become exercisable based upon achieving two critical metrics as follows:

1) Contract Vesting Term:  The stock options vest ratably over a five year period.

2) The Avalon common stock price traded on a public stock exchange (NYSE Amex) must reach the predetermined vesting price within three years after the options become vested under the Contract Vesting Term

The table below represents the period and predetermined stock price needed for vesting.

	Begins Vesting	Ends Vesting	Predetermined Vesting Price
Block 1	12 mo. after Grant Dates	48 mo. after Grant Dates	$3.43
Block 2	24 mo. after Grant Dates	60 mo. after Grant Dates	$4.69
Block 3	36 mo. after Grant Dates	72 mo. after Grant Dates	$6.43
Block 4	48 mo. after Grant Dates	84 mo. after Grant Dates	$8.81
Block 5	60 mo. after Grant Dates	96 mo. after Grant Dates	$12.07

Note 9 - Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 9.  Shareholders’ Equity

Each share of Class A Common Stock is entitled to one vote and each share of Class B Common Stock is entitled to ten votes on all matters submitted to a vote of the shareholders.  Except for the election of Avalon’s Board of Directors, the Class A Common Stock and the Class B Common Stock vote together as a single class on all matters presented for a vote to the shareholders.  However, with regard to the election of directors, for as long as the outstanding Class B Common Stock has more than 50% of the total outstanding voting power of all common stock, the holders of the Class A Common Stock, voting as a separate class, will elect the number of directors equal to at least 25% of the total Board of Directors and the holders of the Class B Common Stock, voting as a separate class, will elect the remaining directors.  Thereafter, the holders of the Class A Common Stock (one vote per share) and Class B Common Stock (ten votes per share) will vote together as a single class for the election of directors.  The holders of a majority of all outstanding shares of Class A Common Stock or Class B Common Stock, voting as separate classes, must also approve amendments to the Articles of Incorporation that adversely affect the shares of their class.  Shares of Class A Common Stock and Class B Common Stock do not have cumulative voting rights.

Each share of Class B Common Stock is convertible, at any time, at the option of the shareholder, into one share of Class A Common Stock.  Shares of Class B Common Stock are also automatically converted into shares of Class A Common Stock on the transfer of such shares to any person other than Avalon, another holder of Class B Common Stock or a Permitted Transferee, as defined in Avalon’s Articles of Incorporation.  The Class A Common Stock is not convertible.

Note 10 - Legal Matters	12 Months Ended
Dec. 31, 2012
Legal Matters and Contingencies [Text Block]
Note 10.  Legal Matters

In the ordinary course of conducting its business, Avalon becomes involved in lawsuits, administrative proceedings and governmental investigations, including those related to environmental matters.  Some of these proceedings may result in fines, penalties or judgments being assessed against Avalon which, from time to time, may have an impact on its business and financial condition.  Although the outcome of such lawsuits or other proceedings cannot be predicted with certainty, Avalon does not believe that any uninsured ultimate liabilities, fines or penalties resulting from such pending proceedings, individually or in the aggregate, would have a material adverse effect on its liquidity, financial position or results of operations.

Note 11. Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases of Lessee Disclosure [Text Block]
Note 11. Lease Commitments

Avalon leases golf carts, machinery and equipment, and copiers under operating leases and land and land improvements under a capital lease. Future commitments under long-term, operating leases and capital lease at December 31, 2012 are as follows (in thousands):

	Capital	Operating	Total
2013	$15	$383	$398
2014	15	283	298
2015	15	206	221
2016	15	205	220
2017	15	112	127
After 2017	525	—	525
Total minimum lease payments	600	$1,189	$1,789
Less: Amounts representing interest	374
Present value of minimum payments	226
Less: Current portion of obligations under capital leases	2
Long-term portion of obligations under capital leases	$224

Rental expense included in the Consolidated Statements of Operations amounted to $437,000 in 2012 and $443,000 in 2011.

Note 12 - Business Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note 12.  Business Segment Information

Avalon’s reportable segments include waste management services and golf and related operations. In determining the segment information, Avalon considered its operating and management structure and the types of information subject to regular review by its “chief operating decision maker.”  On this basis, Avalon’s reportable segments include waste management services and golf and related operations.  Avalon accounts for intersegment net operating revenues as if the transactions were to third parties.  The segment disclosures are presented on this basis for all years presented.

Avalon’s primary business segment, the waste management services segment, provides hazardous and nonhazardous brokerage and management services to industrial, commercial, municipal and governmental customers and manages a captive landfill for an industrial customer.  The golf and related operations segment includes the operations of golf courses and related facilities and a travel agency.  Revenue for the golf and related operations segment consists primarily of membership dues, greens fees, cart rentals, merchandise, tennis, spa services and food and beverage sales.  Avalon does not have significant operations located outside the United States and, accordingly, geographical segment information is not presented. In 2012, one customer accounted for 14% of the waste management services segment’s net operating revenues to external customers and 10% of the consolidated net operating revenues. In 2011, one customer accounted for 22% of the waste management services segment’s net operating revenues to external customers and 18% of the consolidated net operating revenues.

The accounting policies of the segments are consistent with those described for the consolidated financial statements in the summary of significant accounting policies (see Note 2).  Avalon measures segment profit for internal reporting purposes as income (loss) before taxes.

Business segment information including the reconciliation of segment income to consolidated income (loss) before taxes is as follows (in thousands):

	2012	2011
Net operating revenues from:
Waste management services:
External customers revenues	$37,284	$43,463
Intersegment revenues	—	—
Total waste management services	37,284	43,463

Golf and related operations:
External customer revenues	11,607	10,523
Intersegment revenues	94	53
Total golf and related operations	11,701	10,576

Segment operating revenues	48,985	54,039
Intersegment eliminations	(94)	(53)
Total net operating revenues	$48,891	$53,986

Income (loss) before taxes:
Waste management services	$2,967	$3,568
Golf and related operations	(451)	(293)
Segment income before taxes	2,516	3,275
Corporate interest income	2	5
Corporate other income, net	34	160
General corporate expenses	(2,807)	(2,575)
(Loss) income before taxes	$(255)	$865

Depreciation and amortization:
Waste management services	$42	$34
Golf and related operations	1,457	1,509
Corporate	136	120
Total	$1,635	$1,663

Interest income:
Waste management services	$—	$—
Corporate	2	5
Total	$2	$5

Capital expenditures:
Waste management services	$31	$104
Golf and related operations	1,381	1,261
Corporate	53	49
Total	$1,465	$1,414

Identifiable assets at December 31:

	2012	2011
Waste management services	$10,341	$16,869
Golf and related operations	30,140	30,140
Corporate	44,538	41,840
Sub Total	85,019	88,849
Elimination of intersegment receivables	(34,864)	(35,482)
Total	$50,155	$53,367

The decrease of $6.5 million in identifiable assets of the waste management services segment is primarily the result of a decrease in accounts receivable due to lower net operating revenues in the fourth quarter of 2012 compared with the fourth quarter of 2011and a decrease in intersegment transactions which are eliminated in consolidation.  The increase of $2.7 million in identifiable assets of corporate is primarily due to an increase in intersegment transactions which are eliminated in consolidation.

Note 13 - Recently Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
Note 13.  Recent Accounting Pronouncements

Effective January 1, 2012, Avalon adopted the FASB’s ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs, which amends ASC 820, Fair Value Measurement. This ASU requires the categorization by level for items that are required to be disclosed at fair value, information about transfers between Level 1 and Level 2 and additional disclosure for Level 3 measurements. In addition, the ASU provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. The adoption of this accounting guidance did not have an impact on Avalon’s consolidated financial statements.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Subsequent Events, Policy [Policy Text Block]	Subsequent Events Avalon evaluated subsequent events for potential recognition and disclosure through the date the financial statements were issued.
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements include the accounts of Avalon and its wholly owned subsidiaries.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents include money market instruments that are stated at cost, which approximate market value.  Investments with original maturities of three months or less from date of purchase are considered to be cash equivalents for purposes of the Consolidated Statements of Cash Flows and Consolidated Balance Sheets.  Such investments are not insured by the Federal Deposit Insurance Corporation.  The balance of cash and cash equivalents was $7.9 million and $7.3 million at December 31, 2012 and 2011, respectively.

Avalon maintains its cash balances in various financial institutions.  These balances may, at times, exceed federal insured limits.  Avalon has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk relating to its cash and cash equivalents.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial instruments

The fair value of financial instruments consisting of cash, cash equivalents, accounts receivable, and accounts payable at December 31, 2012 and 2011 approximates carrying value due to the relative short maturity of these financial instruments.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment

Property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful life of the asset which varies from 0 to 30 years for land improvements; 5 to 50 years in the case of buildings and improvements; and from 3 to 10 years for machinery and equipment, vehicles and office furniture and equipment (See Note 5).

Major additions and improvements are charged to the property and equipment accounts while replacements, maintenance and repairs, which do not improve or extend the life of the respective asset, are expensed currently.  The cost of assets retired or otherwise disposed of and the related accumulated depreciation is eliminated from the accounts in the year of disposal.  Gains or losses resulting from disposals of property and equipment are credited or charged to operations currently.  Interest costs, if any, would be capitalized on significant construction projects.

Income Tax, Policy [Policy Text Block]
Income taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and to operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded against net deferred tax assets when management believes it is more likely than not that such deferred tax assets will not be realized. Avalon recognizes any interest and penalty assessed by taxing authorities as a component of interest expense and other expense, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Avalon recognizes revenue for waste management services as services are performed.  Revenues for the golf operations are recognized as services are provided with the exception of membership dues which are recognized proportionately over twelve months based upon each member’s anniversary date.  The deferred revenues relating to membership dues at December 31, 2012 and December 31, 2011 were $2.2 million and $2.1 million, respectively.

Receivables, Policy [Policy Text Block]
Accounts Receivable

The majority of Avalon’s accounts receivable is due from industrial and commercial customers.  Credit is extended based on an evaluation of a customer’s financial condition and, generally, collateral is not required.  Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. Customer accounts that are outstanding longer than the contractual payment terms are considered past due.  Avalon determines its allowance by considering a number of factors, including the length of time trade accounts receivable are past due,  Avalon’s previous accounts receivable loss history, the customer’s current ability to pay its obligation to Avalon and the condition of the general economy and the industry as a whole.  Avalon writes off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts, or to income, as appropriate under the circumstances.

Lease, Policy [Policy Text Block]
Leases

Avalon applies the accounting rules for leases to categorize leases at their inception as either operating or capital leases depending on certain defined criteria.  Leasehold improvements are capitalized at cost and are amortized over the lesser of their expected useful life or the life of the lease (See Notes 3, 5 and 11).

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based compensation

Avalon recognizes share-based compensation expense related to stock options issued to employees and directors. Avalon estimates the fair value of the stock options granted using a Monte Carlo simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six minimum considerations;  1) the exercise price of the option, 2) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements, 3) the current fair value of the underlying equity, 4) the expected volatility of the value of the underlying share for the expected term of the option, 5) the expected dividends on the underlying share for the expected term of the option and 6) the risk-free interest rate(s) for the expected term of the option.

The expected term, or time until the option is exercised, is typically based on historical exercising behavior of previous option holders of a company’s stock. Due to the fact that the first options granted were in 2010 and 2011, and as such,  no historical exercising behavior available, we estimated the expected term of each award to be half the maximum term.

Avalon amortizes the fair value of the stock options over the expected term or requisite service period. If accelerated vesting occurs based on the market performance of Avalon’s common stock, the compensation costs related to the vested stock options that have not previously been amortized are recognized upon vesting.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Asset impairments

Avalon reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  If indicators of impairment exist, Avalon would determine whether the estimated undiscounted sum of the future cash flows of such assets and their eventual disposition is less than its carrying amount.  If less, an impairment loss would be recognized if, and to the extent that the carrying amount of such assets exceeds their respective fair value.  Avalon would determine the fair value by using quoted market prices, if available, for such assets; or if quoted market prices are not available, Avalon would discount the expected estimated future cash flows. Avalon does not believe there was a triggering event in 2012 or 2011 as the golf operations’ future cash flows have not changed significantly and asset values have remained relatively stable

Commitments and Contingencies, Policy [Policy Text Block]
Environmental liabilities

When Avalon concludes that it is probable that a liability has been incurred with respect to a site, a provision is made in Avalon’s financial statements for Avalon’s best estimate of the liability based on management’s judgment and experience, information available from regulatory agencies, and the number, financial resources and relative degree of responsibility of other potentially responsible parties who are jointly and severally liable for remediation of that site, as well as, the typical allocation of costs among such parties.  If a range of possible outcomes is estimated and no amount within the range appears to be a better estimate than any other, Avalon provides for the minimum amount within the range, in accordance with generally accepted accounting principles.  The liability is recognized on an undiscounted basis.  Avalon’s estimates are revised, as deemed necessary, as additional information becomes known.  Although Avalon is not currently aware of any environmental liability, there can be no assurance that in the future an environmental liability will not occur.

Earnings Per Share, Policy [Policy Text Block]
Basic and dilutive net income (loss) per share

For the years ended December 31, 2012 and 2011, Avalon had 3,803,331weighted averages shares outstanding which were used to calculate basic net income (loss) per share. Avalon had potentially weighted average dilutive shares of 254,779 and 48,618 in 2012 and 2011, respectively. For the year ended December 31, 2012, the potentially weighted average dilutive shares were not included in the calculation, because to do so would have been anti-dilutive for the period. The earnings per share calculation for the years ended December 31, 2012 and 2011 is as follows (in thousands, except per share amounts):

	2012	2011
Net (loss) income	$(326)	$776
Shares used in computing basic (loss) income per share	3,803	3,803
Potentially dilutive shares from stock options	—	49
Shares used in computing dilutive (loss) income per share	3,803	3,852
Net (loss) income per share –basic	$(0.09)	$.20
Net (loss) income per share –dilutive	$(0.09)	$.20

Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012	2011
Net (loss) income	$(326)	$776
Shares used in computing basic (loss) income per share	3,803	3,803
Potentially dilutive shares from stock options	—	49
Shares used in computing dilutive (loss) income per share	3,803	3,852
Net (loss) income per share –basic	$(0.09)	$.20
Net (loss) income per share –dilutive	$(0.09)	$.20

Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011
Land and land improvements	$11,814	$11,806
Buildings and improvements	19,501	19,456
Machinery and equipment	3,023	2,924
Vehicles	311	268
Office furniture and equipment	3,052	2,946
	37,701	37,400
Less: accumulated depreciation and amortization	(12,524)	(11,321)
Property and equipment, net	$25,177	$26,079

Schedule of Capital Leased Assets [Table Text Block]
	2012	2011
Leased property under capital leases	$9,585	$8,523
Less: accumulated amortization	(2,905)	(2,539)
Leased property under capital leases, net	$6,680	$5,984

Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011
Current:
Federal	$(2)	$(2)
State	73	91
	71	89
Deferred:
Federal	—	—
State	—	—
	$71	$89

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$62	$62
Reserves not deductible until paid	193	115
Net operating loss carryforwards
Federal	2,030	2,001
State	527	441
Federal Tax Credit	249	214
Capital loss carryforward	10	10
Other	5	8
Gross deferred tax assets	3,076	2,851
Less valuation allowance	(996)	(808)
Deferred tax assets net of valuation allowance	$2,080	$2,043
Deferred tax liabilities:
Property and equipment	$(2,072)	$(2,035)
Other	—	—
Gross deferred tax liabilities	$(2,072)	$(2,035)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
Income (loss) before income taxes	$(255)	$865
Federal statutory tax rate	35%	35%
	(89)	303

State income taxes, net of federal income tax benefits	48	59
Change in valuation allowance	188	(97)
Capital loss carryforward	—	(10)
Increase in available federal tax credit	(35)	(75)
Other nondeductible expenses	46	12
Increase in net operating loss carryforward: state	(86)	(87)
federal	1	(1)
Other, net	(2)	(15)
	$71	$89

Note 8 - Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Granted	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date
Outstanding – January 1, 2011	980,000	$2.52	$1,04
Granted in 2011	280,000	2.89	1.20
Options cancelled	(50,000)	3.35	1.42
Forfeited (a)	(450,000)	2.48	1.02
Outstanding – December 31, 2011	760,000	$2.63	$1.09
Granted in 2012	—	—	—
Outstanding – December 31, 2012	760,000	$2.63	$1.09
Options Vested	248,000
Exercisable – December 31, 2012	248,000

Schedule of Period and Predetermined Stock Price Needed for Vesting [Table Text Block]
	Begins Vesting	Ends Vesting	Predetermined Vesting Price
Block 1	12 mo. after Grant Dates	48 mo. after Grant Dates	$3.43
Block 2	24 mo. after Grant Dates	60 mo. after Grant Dates	$4.69
Block 3	36 mo. after Grant Dates	72 mo. after Grant Dates	$6.43
Block 4	48 mo. after Grant Dates	84 mo. after Grant Dates	$8.81
Block 5	60 mo. after Grant Dates	96 mo. after Grant Dates	$12.07

Note 11. Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Lease Payments [Table Text Block]
	Capital	Operating	Total
2013	$15	$383	$398
2014	15	283	298
2015	15	206	221
2016	15	205	220
2017	15	112	127
After 2017	525	—	525
Total minimum lease payments	600	$1,189	$1,789
Less: Amounts representing interest	374
Present value of minimum payments	226
Less: Current portion of obligations under capital leases	2
Long-term portion of obligations under capital leases	$224

Note 12 - Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2012	2011
Waste management services	$10,341	$16,869
Golf and related operations	30,140	30,140
Corporate	44,538	41,840
Sub Total	85,019	88,849
Elimination of intersegment receivables	(34,864)	(35,482)
Total	$50,155	$53,367

Segment Income [Member]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2012	2011
Net operating revenues from:
Waste management services:
External customers revenues	$37,284	$43,463
Intersegment revenues	—	—
Total waste management services	37,284	43,463

Golf and related operations:
External customer revenues	11,607	10,523
Intersegment revenues	94	53
Total golf and related operations	11,701	10,576

Segment operating revenues	48,985	54,039
Intersegment eliminations	(94)	(53)
Total net operating revenues	$48,891	$53,986

Income (loss) before taxes:
Waste management services	$2,967	$3,568
Golf and related operations	(451)	(293)
Segment income before taxes	2,516	3,275
Corporate interest income	2	5
Corporate other income, net	34	160
General corporate expenses	(2,807)	(2,575)
(Loss) income before taxes	$(255)	$865

Depreciation and amortization:
Waste management services	$42	$34
Golf and related operations	1,457	1,509
Corporate	136	120
Total	$1,635	$1,663

Interest income:
Waste management services	$—	$—
Corporate	2	5
Total	$2	$5

Capital expenditures:
Waste management services	$31	$104
Golf and related operations	1,381	1,261
Corporate	53	49
Total	$1,465	$1,414

Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents, at Carrying Value (in Dollars)	$ 7,888,000	$ 7,324,000	$ 5,565,000
Weighted Average Number of Shares Outstanding, Basic (in Shares)	3,803,331	3,803,331
Weighted Average Number Diluted Shares Outstanding Adjustment (in Shares)	254,779	48,618
Annual Membership Fees [Member]
Deferred Revenue (in Dollars)	$ 2,200,000	$ 2,100,000
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	0
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	30
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	50
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10

Note 2 - Summary of Significant Accounting Policies (Detail) - Net Income (Loss) Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income (in Dollars)	$ (326)	$ 776
Shares used in computing basic (loss) income per share	3,803,331	3,803,331
Potentially dilutive shares from stock options		49,000
Shares used in computing dilutive (loss) income per share	3,803,000	3,852,000
Net (loss) income per share –basic (in Dollars per share)	$ (0.09)	$ 0.2
Net (loss) income per share –dilutive (in Dollars per share)	$ (0.09)	$ 0.2

Note 3 - Capital Leased Assets (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Description of Lessee Leasing Arrangements, Capital Leases	The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon.
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 15,000
Leasehold Improvements Required to be Made per Year	$ 150,000

Note 4 - Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Apr. 26, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 21, 2008
Line of Credit Facility, Maximum Borrowing Capacity	$ 1			$ 3.5
Debt Instrument, Basis Spread on Variable Rate	1.75%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.25%
Line of Credit Facility, Amount Outstanding		$ 0	$ 0

Note 5 - Property and Equipment (Detail) - Property and Equipment (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land and land improvements	$ 11,814	$ 11,806
Buildings and improvements	19,501	19,456
Machinery and equipment	3,023	2,924
Vehicles	311	268
Office furniture and equipment	3,052	2,946
	37,701	37,400
Less: accumulated depreciation and amortization	(12,524)	(11,321)
Property and equipment, net	$ 25,177	$ 26,079

Note 5 - Property and Equipment (Detail) - Leased Property under Capital Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leased property under capital leases	$ 9,585	$ 8,523
Less: accumulated amortization	(2,905)	(2,539)
Leased property under capital leases, net	$ 6,680	$ 5,984

Note 6 - Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liabilities, Gross	$ 2,072,000
Deferred Tax Assets, Net of Valuation Allowance	2,080,000	2,043,000
Deferred Tax Assets, Valuation Allowance	996,000	808,000
Income Taxes Paid, Net	94,000	70,000
Operating Loss Carryforwards	5,970,000
Tax Credit Carryforward, Amount	$ 29,000

Note 6 - Income Taxes (Detail) - Income Taxes Expenses (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal	$ (2)	$ (2)
State	73	91
	71	89
Federal	0	0
State	0	0
	$ 71	$ 89

Note 6 - Income Taxes (Detail) - Deferred Tax Assets And Liabilities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 62,000	$ 62,000
Reserves not deductible until paid	193,000	115,000
Net operating loss carryforwards
Federal	2,030,000	2,001,000
State	527,000	441,000
Federal Tax Credit	249,000	214,000
Capital loss carryforward	10,000	10,000
Other	5,000	8,000
Gross deferred tax assets	3,076,000	2,851,000
Less valuation allowance	(996,000)	(808,000)
Deferred tax assets net of valuation allowance	2,080,000	2,043,000
Property and equipment	(2,072,000)	(2,035,000)
Other	0	0
Gross deferred tax liabilities	(2,072,000)	(2,035,000)
Net deferred tax asset	$ 8,000	$ 8,000

Note 6 - Income Taxes (Detail) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income (loss) before income taxes	$ (255)	$ 865
Federal statutory tax rate	35.00%	35.00%
	(89)	303
State income taxes, net of federal income tax benefits	48	59
Change in valuation allowance	188	(97)
Capital loss carryforward		(10)
Increase in available federal tax credit	(35)	(75)
Other nondeductible expenses	46	12
Increase in net operating loss carryforward: state	(86)	(87)
federal	1	(1)
Other, net	(2)	(15)
	$ 71	$ 89

Note 7 - Retirement Benefits (Detail)	12 Months Ended
Dec. 31, 2012
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years

Note 8 - Long-term Incentive Plan (Detail) (USD $)	12 Months Ended					1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Common Class A [Member] The 2009 Long-Term Incentive Plan [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2011 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Feb. 28, 2011 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Mar. 31, 2010 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Dec. 31, 2012 Avalon Holdings Corporation 2009 Long-term Incentive Plan [Member]	Dec. 31, 2012 Block One [Member]	Dec. 31, 2012 Block Two [Member]	Dec. 31, 2012 Block Three [Member]	Dec. 31, 2012 Block Four [Member]	Dec. 31, 2012 Block Five [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				1,300,000					1,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Description				NQSO's may be granted with an exercise price which is not less than 100% of the fair market value of the Class A Common Stock on the date of grant.Options designated as ISO's shall not be less than 110% of fair market value for employees who are ten percent shareholders and not less than 100% of fair market value for other employees.The Board of Directors may, from time to time in its discretion, grant options to one or more outside directors, subject to such terms and conditions as the Board of Directors may determine, provided that such terms and conditions are not inconsistent with other applicable provisions of the Option Plan.Options shall have a term of no longer than ten years from the date of grant; except that for an option designated as an ISO which is granted to a ten percent shareholder, the option shall have a term no longer than five years.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		280,000				280,000		980,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period (in Shares)		450,000	[1]		450,000		450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period (in Shares)		50,000				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years								5 years
Share Based Payment Award Term									10 years
Allocated Share-based Compensation Expense (in Dollars)	$ 233,000	$ 197,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)	$ 300,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period										2 years 197 days	3 years 197 days	4 years 197 days	5 years 197 days	6 years 197 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										6 years 98 days	6 years 281 days	7 years 98 days	7 years 281 days	8 years 98 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															60.90%	61.70%	61.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															2.06%	2.28%

[1]	450,000 stock options were forfeited in 2011 due to the resignation of Mr. Steven Berry, Chief Executive Officer, effective February 15, 2011

Note 8 - Long-term Incentive Plan (Detail) - Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance - Number of Options Granted (in Shares)	760,000	760,000		980,000
Balance - Weighted Average Exercise Price	$ 2.63	$ 2.63		$ 2.52
Balance - Weighted Average Fair Value at Grant Date	$ 1.09	$ 1.09		$ 104
Options Vested (in Shares)	248,000
Exercisable – December 31, 2012 (in Shares)	248,000
Granted - Number of Options Granted (in Shares)		280,000
Granted - Weighted Average Exercise Price		$ 2.89
Granted - Weighted Average Fair Value at Grant Date		$ 1.2
Options cancelled (in Shares)		(50,000)
Options cancelled		$ 3.35
Options cancelled		$ 1.42
Forfeited (a) (in Shares)		(450,000)	[1]
Forfeited (a)		$ 2.48	[1]
Forfeited (a)		$ 1.02	[1]

[1]	450,000 stock options were forfeited in 2011 due to the resignation of Mr. Steven Berry, Chief Executive Officer, effective February 15, 2011

Note 8 - Long-term Incentive Plan (Detail) - Period and Predetermined Stock Price Needed for Vesting (USD $)	12 Months Ended
Dec. 31, 2011
Block One [Member]
Begins Vesting	12 mo. after Grant Dates
Ends Vesting	48 mo. after Grant Dates
Predetermined Vesting Price	$ 3.43
Block Two [Member]
Begins Vesting	24 mo. after Grant Dates
Ends Vesting	60 mo. after Grant Dates
Predetermined Vesting Price	$ 4.69
Block Three [Member]
Begins Vesting	36 mo. after Grant Dates
Ends Vesting	72 mo. after Grant Dates
Predetermined Vesting Price	$ 6.43
Block Four [Member]
Begins Vesting	48 mo. after Grant Dates
Ends Vesting	84 mo. after Grant Dates
Predetermined Vesting Price	$ 8.81
Block Five [Member]
Begins Vesting	60 mo. after Grant Dates
Ends Vesting	96 mo. after Grant Dates
Predetermined Vesting Price	$ 12.07

Note 9 - Shareholders' Equity (Detail)	12 Months Ended
Dec. 31, 2012
Common Stock, Voting Rights	Each share of Class A Common Stock is entitled to one vote and each share of Class B Common Stock is entitled to ten votes on all matters submitted to a vote of the shareholders.Except for the election of Avalon's Board of Directors, the Class A Common Stock and the Class B Common Stock vote together as a single class on all matters presented for a vote to the shareholders.However, with regard to the election of directors, for as long as the outstanding Class B Common Stock has more than 50% of the total outstanding voting power of all common stock, the holders of the Class A Common Stock, voting as a separate class, will elect the number of directors equal to at least 25% of the total Board of Directors and the holders of the Class B Common Stock, voting as a separate class, will elect the remaining directors.Thereafter, the holders of the Class A Common Stock (one vote per share) and Class B Common Stock (ten votes per share) will vote together as a single class for the election of directors.The holders of a majority of all outstanding shares of Class A Common Stock or Class B Common Stock, voting as separate classes, must also approve amendments to the Articles of Incorporation that adversely affect the shares of their class.Shares of Class A Common Stock and Class B Common Stock do not have cumulative voting rights.
Convertible Preferred Stock, Terms of Conversion	Each share of Class B Common Stock is convertible, at any time, at the option of the shareholder, into one share of Class A Common Stock.Shares of Class B Common Stock are also automatically converted into shares of Class A Common Stock on the transfer of such shares to any person other than Avalon, another holder of Class B Common Stock or a Permitted Transferee, as defined in Avalon's Articles of Incorporation.The Class A Common Stock is not convertible

Note 11. Lease Commitments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 437,000	$ 443,000

Note 11. Lease Commitments (Detail) - Future Minimum Lease Payments (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 15,000
2013	383,000
2013	398,000
2014	15,000
2014	283,000
2014	298,000
2015	15,000
2015	206,000
2015	221,000
2016	15,000
2016	220,000
2016	205,000
2017	15,000
2017	127,000
2017	112,000
After 2017	525,000
After 2017	525,000
Total minimum lease payments	600,000
Total minimum lease payments	1,189,000
Total minimum lease payments	1,789,000
Less: Amounts representing interest	374,000
Present value of minimum payments	226,000
Less: Current portion of obligations under capital leases	2,000	1,000
Long-term portion of obligations under capital leases	$ 224,000	$ 227,000

Note 12 - Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Increase (Decrease) in Accounts Receivable (in Dollars)	$ (3,591)	$ 4,710
Cash and Cash Equivalents, Period Increase (Decrease) (in Dollars)	564	1,759
Waste Management Services [Member]
Increase (Decrease) in Accounts Receivable (in Dollars)	(6,500)
Cash and Cash Equivalents, Period Increase (Decrease) (in Dollars)	$ 2,700
Waste Management Services Segments Net Operating Revenues [Member]
Concentration Risk, Percentage	14.00%	22.00%
Consolidated Net Operating Revenues [Member]
Concentration Risk, Percentage	10.00%	18.00%

Note 12 - Business Segment Information (Detail) - Segment Reporting Information - Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment operating revenues	$ 48,985	$ 54,039
Intersegment eliminations	(94)	(53)
Total net operating revenues	48,891	53,986
Income before taxes	(255)	865
Depreciation and amortization, by segment	1,635	1,663
Interest income, by segment	2	5
Capital expenditures, by segment	1,465	1,414
Corporate other income, net	257	796
General corporate expenses	(2,807)	(2,575)
Waste Management Services [Member]
External customers revenues, by segment	37,284	43,463
Intersegment revenues	0	0
Segment operating revenues	37,284	43,463
Income before taxes	2,967	3,568
Depreciation and amortization, by segment	42	34
Interest income, by segment	0	0
Capital expenditures, by segment	31	104
Golf and Related Operations [Member]
External customers revenues, by segment	11,607	10,523
Intersegment revenues	94	53
Segment operating revenues	11,701	10,576
Income before taxes	(451)	(293)
Depreciation and amortization, by segment	1,457	1,509
Capital expenditures, by segment	1,381	1,261
Operating Segments [Member]
Income before taxes	2,516	3,275
Corporate [Member]
Depreciation and amortization, by segment	136	120
Interest income, by segment	2	5
Capital expenditures, by segment	53	49
Corporate other income, net	$ 34	$ 160

Note 12 - Business Segment Information (Detail) - Segment Reporting Information - Identifiable Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Identifiable assets, by segment	$ 50,155	$ 53,367
Waste Management Services [Member]
Identifiable assets, by segment	10,341	16,869
Golf and Related Operations [Member]
Identifiable assets, by segment	30,140	30,140
Corporate [Member]
Identifiable assets, by segment	44,538	41,840
Subtotal [Member]
Identifiable assets, by segment	85,019	88,849
Intersegment Elimination [Member]
Identifiable assets, by segment	$ (34,864)	$ (35,482)